Note 9 - Fixed Assets - Components of Fixed Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cost	$ 408,811	$ 358,246
Accumulated depreciation	264,056	229,025
Net	144,755	129,221
Building [Member]
Cost	2,555	2,558
Accumulated depreciation	1,467	1,321
Net	1,088	1,237
Vehicles [Member]
Cost	11,040	8,539
Accumulated depreciation	5,245	2,505
Net	5,795	6,034
Furniture and Fixtures [Member]
Cost	87,880	82,117
Accumulated depreciation	57,483	53,353
Net	30,397	28,764
Computer Equipment [Member]
Cost	172,267	151,246
Accumulated depreciation	130,939	114,429
Net	41,328	36,817
Leasehold Improvements [Member]
Cost	135,069	113,786
Accumulated depreciation	68,922	57,417
Net	$ 66,147	$ 56,369